Restricted assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	$ 134,603	$ 139,926
Bonds Due 2023 [member]
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	23,603	42,569
Bonds Due 2024 [member]
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	$ 111,000	$ 97,357